Shareholders' Equity - Schedule of Share Option Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Share Option Activity [Abstract]
Number of shares upon exercise, Balance | shares	60,000
Weighted average exercise price, Balance | $ / shares	$ 5.94
Number of shares upon exercise, Forfeited | shares
Weighted average exercise price, Forfeited | $ / shares
Number of shares upon exercise, Exercised | shares	(40,000)
Weighted average exercise price, Exercised | $ / shares	$ 5.94
Number of shares upon exercise, Balance | shares	20,000
Weighted average exercise price, Balance | $ / shares	$ 5.94
Number of shares upon exercise, Exercisable | shares	20,000
Weighted average exercise price, Exercisable | $ / shares	$ 5.94